Taxes on Income - Reconciliation of Theoretical Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense Benefit [Line Items]
Income from continuing operations before taxes on income	$ 71,119	$ 39,100	$ 46,340
Theoretical tax expense on the above amount	18,847	10,362	11,585
Different tax rate arising from approved enterprises	1,196	1,278	(1,365)
Income tax expense associated with unapproved enterprises	20,043	11,640	10,220
Different tax rate applicable to non-Israeli subsidiaries	(10,205)	(5,784)	(199)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting - net	(305)	228	(443)
Other	(376)	(131)	716
Net change in valuation allowance	4,631	(2,534)	(3,367)
Actual tax expense	13,788	3,419	6,927
Israel [Member]
Income Tax Expense Benefit [Line Items]
Income from continuing operations before taxes on income	77	(7,746)	4,390
Non-Israeli [Member]
Income Tax Expense Benefit [Line Items]
Income from continuing operations before taxes on income	$ 71,042	$ 46,846	$ 41,950